Annual Total Returns - iShares Russell Mid-Cap Index Fund (Investor A and Institutional) [BarChart] - Investor A, Institutional - iShares Russell Mid-Cap Index Fund - Investor A Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2016	13.52%
Annual Return 2017	18.05%
Annual Return 2018	(9.20%)
Annual Return 2019	29.98%